Long-term interest bearing debt - Schedule of Debt Facilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt	$ 2,113.9	$ 2,398.4
Total debt	2,449.6
Less: current portion	(218.1)	(218.1)
Less: Related party share of long term debt	(321.0)	(308.4)
Long-term portion of interest bearing debt	1,910.5	2,203.6
Line of Credit
Debt Instrument [Line Items]
Debt	1,554.0	1,818.0
Loans Payable
Debt Instrument [Line Items]
Debt	770.6	801.4
Related party debt	125.0	110.7
Total debt	2,449.6	2,730.1
Credit Facility US$2,000 | Line of Credit
Debt Instrument [Line Items]
Debt	1,200.0	1,366.7
US $475 Million Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Debt	354.0	451.3
NOK1,500 Million Floating Interest Rate Bond | Loans Payable
Debt Instrument [Line Items]
Debt	170.6	201.4
US $600 Million Unsecured Bond | Loans Payable
Debt Instrument [Line Items]
Debt	$ 600.0	$ 600.0